Label		Element	Value
Great Lakes Small Cap Opportunity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Great Lakes Small Cap Opportunity Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Great Lakes Small Cap Opportunity Fund (the “Fund”) seeks to provide total return.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended March 31, 2015, the portfolio turnover of the Fund was 102% of its average portfolio value.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization (“small cap”) companies, including common and preferred stocks and convertible securities.  It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies.  The Fund considers a company to be a small cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000® Index.  The market capitalizations within the index vary, but as of June 30, 2015, they ranged from approximately $176.7 million to $4.3billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000® Index, as a result of the investment process discussed below, the Adviser anticipates that generally the Fund’s weighted average market capitalization will be similar to that of the Russell 2000® Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies.

Although the principles underlying the Adviser’s investment process were not selected solely because they are identified with either a “growth” or “value” style of investing, it is likely the case that the Fund’s investment style will often times exhibit characteristics more closely associated with “value” investing than “growth”.

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis.  The Adviser has designed its fundamental process to add value in the small cap universe which it believes lacks an efficient market.  Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company’s ability to generate attractive returns on capital.  Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks.  The Adviser considers measures such as price/book (“P/B”) ratio, price/sales (“P/S”) ratio, price/earnings (“P/E”) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s future cash flows.

In addition to investing in equity securities of small cap companies, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to small cap companies.

The Adviser determines the size of each position (i.e., stocks owned by the Fund) by analyzing the trade-offs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Holdings are generally sold as they reach the Adviser’s valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects.  For example, situations can change due to management missteps or changes in the macro-economic environment.

At the Adviser’s discretion, the Fund may invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in amounts up to 100% of its assets in response to adverse market, economic or political conditions, and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Such investments may result in the Fund not achieving its investment objective.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk.  Convertible securities risk is the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk.  The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Small Cap Companies Risk.  The small cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies.  Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies.  Small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a small cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large cap companies.

Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Risk Lose Money [Text]		rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2014. Figures shown in the bar chart are for the Fund’s Institutional Class Shares.  Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average return over time compared with a broad-based market index.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.glafunds.com or by calling 855-278-2020.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2014.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q2 2009 28.42%	Q3 2011 (22.77)%

Year-to-Date as of June 30, 2015
0.24%

Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.24%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	28.42%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.77%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class shares as a result of the Investor Class shares’ higher Rule 12b-1 fees and expenses.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class shares as a result of the Investor Class shares’ higher Rule 12b-1 fees and expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2014
Great Lakes Small Cap Opportunity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.55%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	18.78%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 05, 2008
Great Lakes Small Cap Opportunity Fund | Investor Class Shaes
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.14%
Expense (Reimbursement)/Recoupment (1)	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[1]	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,387
Label		rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	[2]	rr_AverageAnnualReturnYear01	4.83%
Average Annual Returns, 5 Years	[2]	rr_AverageAnnualReturnYear05	16.58%
Average Annual Returns, Since Inception	[2]	rr_AverageAnnualReturnSinceInception	20.83%
Average Annual Returns, Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2008
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.89%
Expense (Reimbursement)/Recoupment (1)	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[1]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	494
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,097
Annual Return 2009		rr_AnnualReturn2009	28.59%
Annual Return 2010		rr_AnnualReturn2010	27.09%
Annual Return 2011		rr_AnnualReturn2011	(0.35%)
Annual Return 2012		rr_AnnualReturn2012	16.54%
Annual Return 2013		rr_AnnualReturn2013	40.68%
Annual Return 2014		rr_AnnualReturn2014	5.06%
Label		rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	[2]	rr_AverageAnnualReturnYear01	5.06%
Average Annual Returns, 5 Years	[2]	rr_AverageAnnualReturnYear05	16.88%
Average Annual Returns, Since Inception	[2]	rr_AverageAnnualReturnSinceInception	21.15%
Average Annual Returns, Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2008
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	[2]	rr_AverageAnnualReturnYear01	0.75%
Average Annual Returns, 5 Years	[2]	rr_AverageAnnualReturnYear05	12.72%
Average Annual Returns, Since Inception	[2]	rr_AverageAnnualReturnSinceInception	17.33%
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	[2]	rr_AverageAnnualReturnYear01	4.43%
Average Annual Returns, 5 Years	[2]	rr_AverageAnnualReturnYear05	12.01%
Average Annual Returns, Since Inception	[2]	rr_AverageAnnualReturnSinceInception	15.97%

[1]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.24% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2016 .
[2]	The Great Lakes Small Cap Opportunity Fund, a series of Northern Lights Fund Trust, (the "Predecessor Fund") transferred into the Fund in a tax-free reorganization on December 14, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to December 14, 2012.